Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Analysis of Group's Revenue Streams

The following tables analyse the Group’s revenue streams. Courseware includes curriculum materials provided in book form and/or via access to digital content. Assessments includes test development, processing and scoring services provided to governments, educational institutions, corporations and professional bodies. Services includes the operation of schools, colleges and universities, including sistemas in Brazil as well as the provision of online learning services in partnership with universities and other academic institutions.

	2018
All figures in £ millions	North America	Core	Growth	Group
Sales:
Courseware
School Courseware	378	172	127	677
Higher Education Courseware	1,042	87	57	1,186
English Courseware	16	58	102	176

	1,436	317	286	2,039

Assessments
School and Higher Education Assessments	332	247	23	602
Clinical Assessments	140	45	—	185
Professional and English Certification	344	150	64	558

	816	442	87	1,345

Services
School Services	288	2	47	337
Higher Education Services	244	40	29	313
English Services	—	5	90	95

	532	47	166	745

Total	2,784	806	539	4,129

	2017
All figures in £ millions	North America	Core	Growth	Group
Sales:
Courseware
School Courseware	394	171	139	704
Higher Education Courseware	1,146	93	63	1,302
English Courseware	20	60	102	182

	1,560	324	304	2,188

Assessments
School and Higher Education Assessments	355	256	23	634
Clinical Assessments	146	46	—	192
Professional and English Certification	341	138	60	539

	842	440	83	1,365

Services
School Services	274	5	54	333
Higher Education Services	253	34	32	319
English Services	—	12	296	308

	527	51	382	960

Total	2,929	815	769	4,513

	2016
All figures in £ millions	North America	Core	Growth	Group
Sales:
Courseware
School Courseware	418	173	127	718
Higher Education Courseware	1,147	92	60	1,299
English Courseware	21	65	97	183

	1,586	330	284	2,200

Assessments
School and Higher Education Assessments	378	268	21	667
Clinical Assessments	143	40	—	183
Professional and English Certification	333	112	49	494

	854	420	70	1,344

Services
School Services	259	6	54	319
Higher Education Services	269	29	46	344
English Services	13	18	314	345

	541	53	414	1,008

Total	2,981	803	768	4,552

Summary of transfer of goods and services over time and at a point in time

The Group derived revenue for the year to 31 December 2018 from the transfer of goods and services over time and at a point in time in the following major product lines:

All figures in £ millions	North America	Core	Growth	Total
Courseware
Products transferred at a point in time (sale or return)	718	313	197	1,228
Products transferred at a point in time (other)	—	—	35	35
Products and services transferred over time	718	4	54	776

	1,436	317	286	2,039
Assessments
Products transferred at a point in time	146	65	6	217
Products and services transferred over time	670	377	81	1,128

	816	442	87	1,345
Services
Products transferred at a point in time	—	26	38	64
Products and services transferred over time	532	21	128	681

	532	47	166	745

Total sales	2,784	806	539	4,129

Summary of remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers

The below table depicts the remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers as at 31 December 2018.

	Sales	Deferred income	Committed sales	Total remaining transaction price	2019	2020	2021 and later
Courseware
Products transferred at a point in time (sale or return)	1,228	1	—	1	1	—	—
Products transferred at a point in time (other)	35	—	—	—	—	—	—
Products and services transferred over time	776	679	8	687	272	131	284

Assessments
Products transferred at a point in time	217	—	—	—	—	—	—
Products and services transferred over time	1,128	196	402	598	420	173	5

Services
Products transferred at a point in time	64	—	—	—	—	—	—
Products and services transferred over time – subscriptions	310	17	—	17	13	3	1
Products and services transferred over time – other ongoing performance obligations	371	19	145	164	162	1	1

Total	4,129	912	555	1,467	868	308	291